Manufacturing in Collaboration with Haima Auto - Additional Information (Detail) ¥ in Thousands			12 Months Ended
	Dec. 31, 2021	Mar. 31, 2017 units	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Offsetting Assets [Line Items]
Other operating expenses					¥ 132,856
Collaborative Arrangement [Member]
Offsetting Assets [Line Items]
Payment of termination Fee				¥ 0
Collaborative Arrangement [Member] | Haima Auto [Member]
Offsetting Assets [Line Items]
Collaborative arrangement, date of contract		Mar. 31, 2017
Collaborative arrangement, expiration date	Dec. 31, 2021
Annual production capacity | units		50,000
Other operating expenses					132,856
Relocation and disposal costs					96,031
Payment of termination Fee			¥ 43,903		¥ 43,755